Investment Strategy - Polen International Equity ETF	Aug. 14, 2026
Prospectus [Line Items]
Strategy [Heading]	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing in equity securities in both developed, excluding the United States, and emerging markets, that, in the Adviser’s opinion, have a sustainable competitive advantage. Under normal market conditions, the Fund invests at least 80% of its net assets, at the initial time of purchase, in non-U.S. equity securities. For purposes of this 80% policy, the Adviser defined non-U.S. equity securities as equity securities of companies that (i) have their principal securities trading market outside the U.S.; (ii) alone or on a consolidated basis derive 50% or more of annual revenue from goods produced, sales made or services performed outside the U.S.; (iii) are organized under the laws of, and have a principal office in, a country other than the U.S.; (iv) are depositary receipts of issuers described in (i), (ii) and (iii) above; or (v) are exchange-traded funds that principally invest in a country or countries other than the U.S. This 80% policy may be changed by the Board of Trustees without shareholder approval upon 60 days’ notice to shareholders.

Consistent with its investment criteria, the Fund may invest in certain emerging market securities. The Adviser considers, emerging market countries to be those countries currently considered to be an emerging or developing country by the World Bank, the International Finance Corporation, the United Nations, or the countries’ authorities, and all countries represented in any widely-recognized index of emerging market securities. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries.

The Adviser uses an intensive fundamental research process to identify companies that it believes have certain attractive characteristics, which typically reflect an underlying competitive advantage. Those characteristics include: (i) consistent and sustainable high return on capital, (ii) strong earnings growth and free cash flow generation, (iii) strong balance sheets and (iv) competent and shareholder-oriented management teams. The Fund invests in companies that the Adviser believes have a sustainable competitive advantage within an industry with high barriers to entry.

The Adviser believes that consistent earnings growth is the primary driver of intrinsic value growth and long-term stock price appreciation.

The Adviser believes accelerating growth in revenue and earnings is the primary driver of stock price appreciation over the long term, and that opportunities in inefficient markets can be realized by identifying and exploiting key inflection points in a company’s fundamentals. Accordingly, the Adviser focuses on identifying and investing in a diversified portfolio of large capitalization growth companies that it believes has a competitive advantage and can deliver sustainable, above-average earnings growth.

The Fund is non-diversified, which means that a significant portion of the Fund’s assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market.

The Fund will usually sell a security if, in the view of the Adviser, there is a potential threat to the company’s competitive advantage or a degradation in its prospects for strong, long-term earnings growth. The Adviser may also sell a security if it is believed by the Adviser to be overvalued or if a more attractive investment opportunity exists. Although the Adviser may purchase and then sell a security in a shorter period of time, the Adviser typically invests in securities with the expectation of holding those investments on a long-term basis.